Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	$ 14,328	$ 14,328
Building and improvements	22,821	22,460
Machinery	42,687	42,770
Research and development equipment	26,695	25,949
Software	12,902	13,260
Office furniture and equipment	11,210	10,655
Others	27,269	24,793
Property, Plant and Equipment, Gross	157,912	154,215
Accumulated depreciation and amortization	(111,915)	(101,373)
Prepayment for purchases of land and equipment	2,175	1,619
Property, Plant and Equipment, Net	$ 48,172	$ 54,461